UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number: 811-21889


                         Name and Address of Registrant:

            Access Capital Strategies Community Investment Fund, Inc.
                               419 Boylston Street
                                    Suite 501
                           Boston, Massachusetts 02116


                     Name and address of agent for service:

                          Access Capital Strategies LLC
                               419 Boylston Street
                                    Suite 501
                           Boston, Massachusetts 02116


                  Registrant's telephone number: (617) 236-7274

                         Date of fiscal year end: May 31

                   Date of reporting period: February 28, 2007

Item 1.  Schedule of Investments

The Schedule of Investments for the Access Capital Strategies Community Investment Fund, Inc. is set forth below.

            Access Capital Strategies Community Investment Fund, Inc.

                             Schedule of Investments
                                February 28, 2007





Face Amount                                                                                                       Market Value
             MORTGAGE-BACKED SECURITIES (107.4%):
             Federal National Mortgage Association (FNMA) (73.2%):

             15 Year Fixed Rate Single Family Mortgage-Backed Securities
$ 10,488,126          4.50%, 6/1/18 - 11/1/20                                                                   $     10,185,761
   7,257,216          5.00%, 12/1/17 - 2/1/21                                                                          7,173,844
   5,988,584          5.35%, 12/1/16 - 6/1/18                                                                          6,060,597
   3,232,814          5.50%, 3/1/16 - 12/1/21(b)                                                                       3,242,240
      65,442          7.00%, 1/1/15                                                                                       67,361

             30 Year Fixed Rate Single Family Mortgage-Backed Securities
  15,003,367          4.50%, 5/1/33 - 8/1/35(b)                                                                       14,185,486
 111,539,613          5.00%, 7/1/32 - 3/1/36(b)                                                                      108,485,801
  95,723,729          5.50%, 9/1/32 - 1/1/37(b)                                                                       95,103,444
  33,997,970          6.00%, 7/1/29 - 9/1/36(b)                                                                       34,349,885
  10,290,684          6.50%, 3/1/31 - 8/1/34                                                                          10,570,203
     411,475          7.00%, 12/1/29 - 10/1/30                                                                           426,271
      28,792          7.25%, 12/1/29                                                                                      29,868
     377,770          7.50%, 12/1/29 - 1/1/31                                                                            394,349
     197,144          8.00%, 2/1/30 - 4/1/30                                                                             208,010
                                                                                                                -----------------

                      Total Single Family Mortgage-Backed Securities                                                 290,483,120
                                                                                                                -----------------

             Multi Family Mortgage-Backed Securities
     958,746          4.36%4/1/14                                                                                        925,854
   1,184,323          4.60%6/1/13                                                                                      1,161,705
     955,699          4.66%10/1/13                                                                                       939,607
     480,550          4.78%5/1/14                                                                                        473,269
   2,195,299          4.89%2/1/1/15 - 6/1/15                                                                           2,170,449
   9,830,388          4.90%9/1/15                                                                                      9,767,098
     953,431          4.93%10/1/12                                                                                       946,829
  14,083,676          5.12%7/25/41                                                                                    13,836,499
   2,425,632          5.22%, 6/1/20                                                                                    2,421,799
   1,906,870          5.23%4/1/21                                                                                      1,938,340
   2,617,386          5.29%7/1/17                                                                                      2,651,962
   4,915,165          5.37%11/1/21                                                                                     5,002,850
   1,032,196          5.41%2/1/21                                                                                      1,053,242
   2,482,959          5.43%5/1/21                                                                                      2,520,789
     746,927          5.51%11/1/21                                                                                       762,355
   3,818,256          5.60%5/1/23                                                                                      3,905,302
     859,122          5.79%12/1/15                                                                                       902,390
   1,057,299          5.95%, 1/1/37                                                                                    1,082,727
     268,081          6.35%12/1/16                                                                                       285,613
   1,168,636          6.38%5/1/11                                                                                      1,215,167
   1,223,115          6.50%5/1/17                                                                                      1,312,605
     795,913          6.53%6/1/16                                                                                        827,505
     639,437          6.70%6/1/19                                                                                        684,982
     273,189          6.85%8/1/09                                                                                        280,488
     593,990          7.58%5/1/18                                                                                        682,711
     694,463          7.97%9/1/17                                                                                        801,458
                                                                                                                -----------------

  58,160,748          Total Multi Family Mortgage-Backed Securities                                                   58,553,595
                                                                                                                -----------------

                      Total Federal National Mortgage Association securities                                         349,036,715
                                                                                                                -----------------

             Federal Home Loan Mortgage Corporation (26.5%):

             15 Year Fixed Rate Single Family Mortgage-Backed Securities
   1,314,273          4.50%, 1/1/19 - 11/1/19                                                                          1,274,556
   2,947,567          5.00%, 11/1/18 - 1/1/21(b)                                                                       2,910,858
     904,592          5.50%, 9/1/19 - 11/1/19(b)                                                                         907,593



Face Amount                                                                                                      Market Value
             30 Year Fixed Rate Single Family Mortgage-Backed Securities
  $1,941,242          4.50%, 8/1/33 - 9/1/33                                                                         $ 1,837,204
  37,809,499          5.00%, 6/1/33 - 2/1/36                                                                          36,755,674
  54,637,628          5.50%, 11/1/32 - 2/1/36(b)                                                                      54,298,598
  22,642,589          6.00%, 3/1/31 - 6/1/36                                                                          22,883,483
   4,526,687          6.50%, 3/1/31 - 6/1/36                                                                           4,640,256
     497,775          7.00%, 1/1/31 - 4/1/31                                                                             515,012
     425,959          7.50%, 12/1/29 - 2/1/30                                                                            444,992
                                                                                                                -----------------

                      Total Federal Home Loan Mortgage Corporation
                      Single Family Mortgage-Backed Securities                                                       126,468,226
                                                                                                                -----------------

             GNMA Pool (1.4%):

             30 Year Fixed Rate Single Family Mortgage-Backed Securities
   2,925,181          5.50%, 1/15/36                                                                                   2,921,299
     534,344          6.00%, 12/15/31                                                                                    543,867

             Multi Family Mortgage-Backed Securities
     611,164          5.125%, 3/15/34                                                                                    607,294
     695,729          5.75%, 9/15/23                                                                                     701,974
     510,532          6.25%, 9/15/32                                                                                     524,073
   1,419,429          8.25%, 12/15/32                                                                                  1,466,830
                                                                                                                -----------------

                      Total GNMA Pool Multi Family Mortgage-Backed Securities                                          6,765,338
                                                                                                                -----------------

             Community Reinvestment Revenue Notes (0.6%)
   3,000,000          4.21%, 9/1/19                                                                                    2,955,927
                                                                                                                -----------------

                      Total Community Reinvestment Revenue Notes                                                       2,955,927
                                                                                                                -----------------

             Small Business Administration and USDA (5.7%):
     262,500          5.13%2/15/2032(a)                                                                                  266,766
   2,453,718          5.55%, 3/25/29                                                                                   2,445,194
     601,985          5.55%, 4/25/28                                                                                     599,756
   2,549,813          5.55%, 9/25/30                                                                                   2,541,948
     874,888          5.60%, 3/25/28                                                                                     873,089
   1,122,983          5.60%, 9/25/29                                                                                   1,121,127
   1,275,699          5.60%, 11/25/29                                                                                  1,273,648
   1,560,702          5.60%, 4/25/30                                                                                   1,558,385
   3,023,575          5.60%, 2/25/31                                                                                   3,019,756
     532,737          5.625%, 6/25/18(a)                                                                                 530,985
     261,376          5.65%, 10/25/10                                                                                    259,788
   1,315,156          5.65%, 3/25/14                                                                                   1,310,231
      70,575          5.73%10/21/2011                                                                                     70,399
      32,692          5.88%1/31/2011                                                                                      32,774
     142,500          5.88%1/1/2032                                                                                      142,500
     395,500          6.04%3/1/2027                                                                                      397,477
     666,000          6.11%2/2/2037                                                                                      672,660
   1,393,196          6.125%, 4/15/31                                                                                  1,401,904
     308,700          6.13%1/26/2037                                                                                     312,945
     153,000          6.13%12/1/2026                                                                                     153,956
      64,800          6.23%2/1/2027                                                                                       65,529
     294,187          6.30%12/16/2013                                                                                    298,233
      87,500          6.33%1/15/2027                                                                                      88,703
      95,000          6.53%3/15/2027                                                                                      97,850
      72,486          6.69%6/17/2024                                                                                      73,211
     262,500          7.08%1/19/2014                                                                                     272,344
   1,597,951          8.125%, 10/25/15                                                                                 1,670,379
   2,751,183          8.375%, 10/25/15                                                                                 2,893,744
     689,187          8.375%, 5/25/16                                                                                    721,982
   1,380,900          8.58%, 12/25/15(a)                                                                               1,461,366
     275,534          8.875%, 1/25/09                                                                                    278,217
                                                                                                                -----------------

                      Total Small Business Administration & USDA securities                                           26,906,846
                                                                                                                -----------------

                      Total Mortgage-Backed Securities                                                               512,133,052
                                                                                                                -----------------


             Corporate Bonds (0.6%) (c):

   1,000,000 Fort Knox Military Housing Privatization Project, 5.67%, due 2/15/52                                      1,000,000
   2,000,000 Pacific Beacon LLC, 5.74%, due 7/15/51                                                                    2,000,000
                                                                                                                -----------------

                      Total Corporate Bonds                                                                            3,000,000
                                                                                                                -----------------

             FLOATING RATE NOTES (2.0%) (c):

Face Amount                                                                                                      Market Value
-----------                                                                                                      ------------

   9,375,000   Massachusetts Housing Investment Corporation Term Loan, due 4/1/35, initial coupon 6.67% (d)            9,608,250
                                                                                                                -----------------

                      Total Floating Rate Notes                                                                        9,608,250
                                                                                                                -----------------

             MUNICIPAL BONDS (0.5%):

               Camarillo California Community Development, Community Tax Allocation Bonds (Housing Set-Aside),
   $ 640,000     Series A-T, 5.26% due 9/1/2016 (e)                                                                    $ 643,328
     140,000   Guam Power Authority Revenue Bonds, Series A, 5.00% due 10/01/2024                                        145,163
               Indiana Housing & Community Development Authority, S/F Mortgage Revenue Bonds,
     415,000     Series C-2, 5.27% due 7/01/2010 (f)                                                                     417,494
     295,000   Missouri Housing Development Commission, 5.61%, due 9/1/17                                                300,437
     200,000   Missouri Housing Development Commission, 5.61%, due 3/1/18                                                203,388
     180,000   Utah Housing Corporation Single Family Mortgage Revenue Bonds, 3.48% due 7/1/2014                         177,433
     150,000   Utah Housing Corporation Single Family Mortgage Revenue Bonds, 3.36% due 7/1/2014                         147,543
                                                                                                                -----------------

                      Total Municipal Bonds                                                                            2,034,786
                                                                                                                -----------------



             SHORT-TERM SECURITIES (0.4%)

   2,000,567   SSGA US Government                                                                                      2,000,568
                                                                                                                -----------------

                      Total Short-Term Securities                                                                      2,000,568
                                                                                                                -----------------

             --------------------------------------------------------------------------------------------------------------------

             Total investments (Cost - $534,397,286*) - 110.9%                                                       528,776,656

             Liabilities in excess of other assets - (10.9%)                                                         (51,987,663)

                                                                                                                -----------------
             Net assets - 100.0%                                                                                   $ 476,788,993
                                                                                                                -----------------

             --------------------------------------------------------------------------------------------------------------------
             *   The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:


                 Aggregate cost                                 534,397,286
                                                        =====================

                 Gross unrealized appreciation                    1,861,432


                 Gross unrealized depreciation                    7,482,062
                                                        ---------------------

                 Net unrealized depreciation                      5,620,630
                                                        =====================


             (a) All or a portion held as collateral in connection with open financial futures contracts.
             (b) All or a portion held as collateral in connection with open reverse repurchase agreements.
             (c) Floating rate note.
             (d) Restricted securities as to resale, representing approximately 2.1% of net assets, were as follows:
                 ------------------------------------------------------------------------------------------------------------------
                 Issue                                                       Acquisition Date           Cost            Value
                 ------------------------------------------------------------------------------------------------------------------
                 Massachusetts Housing Investment Corporation,
                 due 4/1/35, initial coupon 6.67%                                 3/29/05            $9,375,000       $9,608,250
                 ------------------------------------------------------------------------------------------------------------------
             (e) AMBAC Insured.
             (f) FNMA/GNMA Collateralized.

                 Short Positions
                 -------------------------------------------------------------------------------------------------
                         Principal Amount                 Security Description                      Value
                 -------------------------------------------------------------------------------------------------
                           50,000,000                    FNMA, TBA 5.50% 30 Year                 $49,608,550
                                                    (Proceeds received $50,483,296)


             o Pursuant to the financial futures contracts, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuation in values of the contract. Such receipts or payments, which are settled the following business day, are known as variation margin and are recorded by the Fund as unrealized gains or losses. Financial futures contracts sold as of February 28, 2007 were as follows:

                 -------------------------------------------------------------------------------------------------
                 Number of                                      Expiration           Face           Unrealized
                 Contracts              Issue                      Date              Value         Depreciation
                 -------------------------------------------------------------------------------------------------
                 150       U.S. Five-Year Treasury Notes         June 2007       $ 15,758,204       $ (89,756)
                  70       U.S. Thirty-Year Treasury Bonds       June 2007       $  7,790,485       $(115,490)
                 340       Ten Year Swap Contracts               March 2007      $ 36,061,250       $(313,563)


                 -------------------------------------------------------------------------------------------------

                 Total Unrealized Depreciation-Net                                                  $(518,809)
                                                                                                    ==========

                 -------------------------------------------------------------------------------------------------

             See Notes to Statements of Investments.

             -----------------------------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(1) Organization
Access Capital Strategies Community Investment Fund, Inc. (the "Fund"), a Maryland Corporation, is registered as a non-diversified, continuously offered, closed-end management investment company. Since its inception, the fund elected status as a business development company under the Investment Company Act of 1940 (the "1940 Act"), but withdrew its election on May 30, 2006, and is now registered as a continuously offered, closed-end interval fund under the 1940 Act.

The Fund's investment objective is to invest in geographically specific private placement debt securities located in portions of the United States designated by Fund investors. The Fund invests primarily in private placement debt securities specifically designed to support underlying community development activities targeted to low- and moderate-income individuals such as affordable housing, education, small business lending, and job-creating activities in areas of the United States designated by Fund investors.

(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently follow by the Fund in preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that effect amounts reported therein. Although actual results may differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund. Valuation of Securities - Portfolio securities for which the principal market is a securities exchange will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the bid quotations. If no such bid prices are available, then the securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Directors of the Fund (the "Board"). Promissory Notes are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from a pricing service. Portfolio securities for which the principal market is not a securities exchange and the Fund can obtain a price from an independent pricing agent are valued by the Fund's accounting service provider at a price obtained from the independent pricing agent and adjusted by the accounting service provider to reflect the Community Reinvestment Act premium indicated by the independent pricing agent. Portfolio securities for which the principal market is not a securities exchange and the Fund cannot obtain a price from an independent pricing agent, are valued at their respective fair market values by the Fund's Pricing Committee, with the assistance of Voyageur Asset Management Inc. ("Voyageur"), sub manager of the Fund.

Financial futures contracts are stated at market value. All other assets and securities including securities for which market quotations are not readily available are valued at their fair value as determined in good faith under the general supervision of the Board. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, the close of the market on which such securities trade) and the close of business on the New York Stock Exchange. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Board, or by the Fund's investment manager, Access Capital Strategies LLC ("Access Capital"), or its sub-manager, Voyageur, using a pricing service and/or procedures approved by the Board.
(a) Repurchase Agreements - It is the policy of the Fund to require the custodian to take possession by having legally segregated in the Federal Reserve book entry system all securities held as collateral in support of the repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the manager or the sub-manager to be creditworthy pursuant to guidelines established by the Board. Risk may arise from potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.
(b) Reverse Repurchase Agreements - To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are deemed by the Fund's manager or sub-manger to be creditworthy pursuant to the guidelines established by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.
(c) Derivatives - The Fund may use derivative instruments, including futures, forwards, options, indexed securities and inverse securities for hedging purposes only. During the period ended March 31, 2007, the Fund only used financial futures contracts. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. Losses may also arise due to changes in the value of the contract or if the counterparty does not perform under the contract. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be available or cost effective.
Financial futures contracts - The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(d) Leverage - The Fund may borrow money from and issue debt securities to banks, insurance companies and other lenders to obtain additional funds to invest in private placement debt securities.
(e) Securities Sold Short - When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest declared or accrued during the period that the security is sold short.

Item 2.  Controls and Procedures

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-Q (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access Capital Strategies Community Investment Fund, Inc.





/s/David F. Sand
----------------------------------
David F. Sand
Chief Executive Officer and Principal Financial Officer of Access Capital Strategies Community Investment Fund, Inc.
April 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





/s/David F. Sand
---------------------------------
David F. Sand
Chief Executive Officer and Principal Financial Officer of
Access Capital Strategies Community Investment Fund, Inc.
April 30, 2007